8. Stockholders' Deficiency: Schedule of Stock Option Activities Table Text Block (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Stock Option Activities Table Text Block

	Number of options	Weighted average exercise price ($)
Granted	2,709,998	2.2031
Exercised	-	-
Outstanding as of December 31, 2016	2,709,998	2.2031